Activities of Orange Bank - Fair value of financial assets (Details) - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			€ 477
Cash and cash equivalent [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			477
Financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			1,785
Financial assets excluding derivatives [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			1,482
Financial assets excluding derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			303
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	€ 501	€ 641
Financial assets at amortised cost, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	501	605
Financial assets at amortised cost, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		36
Financial assets at amortised cost, category [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	3,010
Financial assets at amortised cost, category [member] | Loans and receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	3,010
Financial assets at amortised cost, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		3,000
Financial assets at amortised cost, category [member] | Loans and advances [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		3,000
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	369	553
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	369	553
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	179	152	171
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	179	152	171
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	656	925
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	628	862
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	28	63
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | IFRS Equity Securities [Member]
Disclosure of financial assets [line items]
Financial assets, at fair value	2	1
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | IFRS Equity Securities [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	€ 2	€ 1
Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			3,096
Loans and receivables, category [member] | Loans and advances [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			3,096
Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			214
Loans and receivables, category [member] | Other financial assets excluding derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			214
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			605
Held-to-maturity investments, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			581
Held-to-maturity investments, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			24
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			795
Financial assets available-for-sale, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			730
Financial assets available-for-sale, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			€ 65